Condensed Statements of Convertible Preferred Stock and Stockholders' Deficit (Unaudited) - USD ($)	Total		Convertible Preferred Stock [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Chardan Healthcare Acquisition 2 Corp. [Member]	Chardan Healthcare Acquisition 2 Corp. [Member] Revision of Prior Period, Adjustment [Member]	Chardan Healthcare Acquisition 2 Corp. [Member] Common Stock	Chardan Healthcare Acquisition 2 Corp. [Member] Common Stock Revision of Prior Period, Adjustment [Member]	Chardan Healthcare Acquisition 2 Corp. [Member] Additional Paid-in Capital	Chardan Healthcare Acquisition 2 Corp. [Member] Additional Paid-in Capital Revision of Prior Period, Adjustment [Member]	Chardan Healthcare Acquisition 2 Corp. [Member] Accumulated Deficit	Chardan Healthcare Acquisition 2 Corp. [Member] Accumulated Deficit Revision of Prior Period, Adjustment [Member]
Balances at Dec. 31, 2018	$ (68,086)			$ 184	$ 37,375	$ (105,645)	$ 23,050		$ 500		$ 24,500		$ (1,950)
Balances (in Shares) at Dec. 31, 2018				1,836,109					5,000,000
Temporary equity, Balances at Dec. 31, 2018			$ 0
Temporary equity, Balances (in Shares) at Dec. 31, 2018			0
Series A Preferred Stock, net of issuance costs			$ 3,438,782
Series A Preferred Stock, net of issuance costs (in Shares)			934,803
Stock-based compensation	571				571
Vesting of restricted common stock	18,125				18,125
Issuance of common stock in exchange for license rights	39,152			$ 10	39,142
Issuance of common stock in exchange for license rights (in Shares)				97,879
Net loss	(1,561,257)					(1,561,257)	(520)						(520)
Balances at Dec. 31, 2019	(1,571,495)			$ 194	95,213	(1,666,902)	22,530		$ 500		24,500		(2,470)
Balances (in Shares) at Dec. 31, 2019				1,933,988					5,000,000
Temporary equity, Balances at Dec. 31, 2019	3,438,782		$ 3,438,782
Temporary equity, Balances (in Shares) at Dec. 31, 2019			934,803
Net loss							(16,923)						(16,923)
Balances at Mar. 31, 2020							5,607		$ 500		24,500		(19,393)
Balances (in Shares) at Mar. 31, 2020									5,000,000
Balances at Dec. 31, 2019	(1,571,495)			$ 194	95,213	(1,666,902)	22,530		$ 500		24,500		(2,470)
Balances (in Shares) at Dec. 31, 2019				1,933,988					5,000,000
Temporary equity, Balances at Dec. 31, 2019	3,438,782		$ 3,438,782
Temporary equity, Balances (in Shares) at Dec. 31, 2019			934,803
Series A Preferred Stock, net of issuance costs			$ 820,993
Stock-based compensation	1,450				1,450
Issuance of restricted common stock (in shares)				10,250
Vesting of restricted common stock	9,061				9,061
Net loss	(1,376,140)					(1,376,140)
Balances at Jun. 30, 2020	(2,937,124)			$ 194	105,724	(3,043,042)	5,000,009		$ 291		6,814,260		(1,814,542)
Balances (in Shares) at Jun. 30, 2020				1,944,238					2,909,929
Temporary equity, Balances at Jun. 30, 2020			$ 4,259,775
Temporary equity, Balances (in Shares) at Jun. 30, 2020			934,803
Balances at Dec. 31, 2019	(1,571,495)			$ 194	95,213	(1,666,902)	22,530		$ 500		24,500		(2,470)
Balances (in Shares) at Dec. 31, 2019				1,933,988					5,000,000
Temporary equity, Balances at Dec. 31, 2019	3,438,782		$ 3,438,782
Temporary equity, Balances (in Shares) at Dec. 31, 2019			934,803
Series A Preferred Stock, net of issuance costs			$ 6,635,038
Series A Preferred Stock, net of issuance costs (in Shares)			1,643,715
Stock-based compensation	3,759				3,759
Issuance of restricted common stock (in shares)				10,250
Vesting of restricted common stock	18,125				18,125
Issuance of common stock in exchange for license rights	3,651			$ 1	3,650
Issuance of common stock in exchange for license rights (in Shares)				9,130
Cancellation of Founder Shares									$ (256)		256
Cancellation of Founder Shares (in Shares)									(2,556,250)
Forfeiture of Founder Shares									$ (29)		29
Forfeiture of Founder Shares (in Shares)									(288,089)
Sales of 8,622,644 Units, net of underwriter discounts and fees							85,463,963		$ 862		85,463,101
Sales of 8,622,644 Units, net of underwriter discounts and fees (in Shares)									8,622,644
Sale of 3,500,000 Private Placement Warrants							1,400,000				1,400,000
Common stock subject to redemption							(81,105,720)		$ (811)		(81,104,909)
Common stock subject to redemption (in Shares)									(8,110,572)
Net loss	(3,229,843)					(3,229,843)	(780,770)						(780,770)
Balances at Dec. 31, 2020	(4,775,803)	[1]		$ 195	120,747	(4,896,745)	5,000,003	$ 5,000,003	$ 266	$ 307	5,782,977	$ 8,417,293	(783,240)	$ (3,417,597)
Balances (in Shares) at Dec. 31, 2020				1,953,368					2,667,733	3,070,233
Temporary equity, Balances at Dec. 31, 2020	10,073,820	[1]	$ 10,073,820
Temporary equity, Balances (in Shares) at Dec. 31, 2020			2,578,518
Balances at Mar. 31, 2020							5,607		$ 500		24,500		(19,393)
Balances (in Shares) at Mar. 31, 2020									5,000,000
Cancellation of Founder Shares									$ (256)		256
Cancellation of Founder Shares (in Shares)									(2,556,250)
Forfeiture of Founder Shares									$ (29)		29
Forfeiture of Founder Shares (in Shares)									(288,089)
Sales of 8,622,644 Units, net of underwriter discounts and fees							85,463,963		$ 862		85,463,101
Sales of 8,622,644 Units, net of underwriter discounts and fees (in Shares)									8,622,644
Transaction costs from sale of 3,500,000 Private Placement Warrants							9,357				9,357
Common stock subject to redemption							(78,683,769)		$ (786)		(78,682,983)
Common stock subject to redemption (in Shares)									(7,868,376)
Net loss							(1,795,149)						(1,795,149)
Balances at Jun. 30, 2020	(2,937,124)			$ 194	105,724	(3,043,042)	5,000,009		$ 291		6,814,260		(1,814,542)
Balances (in Shares) at Jun. 30, 2020				1,944,238					2,909,929
Temporary equity, Balances at Jun. 30, 2020			$ 4,259,775
Temporary equity, Balances (in Shares) at Jun. 30, 2020			934,803
Balances at Dec. 31, 2020	(4,775,803)	[1]		$ 195	120,747	(4,896,745)	5,000,003	5,000,003	$ 266	$ 307	5,782,977	8,417,293	(783,240)	(3,417,597)
Balances (in Shares) at Dec. 31, 2020				1,953,368					2,667,733	3,070,233
Temporary equity, Balances at Dec. 31, 2020	10,073,820	[1]	$ 10,073,820
Temporary equity, Balances (in Shares) at Dec. 31, 2020			2,578,518
Measurement adjustment on redeemable Common Stock							(9,170,994)		$ (92)		(8,392,508)		(778,394)
Measurement adjustment on redeemable Common Stock (in Shares)									(914,572)
Net loss							(1,196,256)						(1,196,256)
Balances at Mar. 31, 2021							(5,367,247)		$ 215		24,785		(5,392,247)
Balances (in Shares) at Mar. 31, 2021									2,155,661
Balances at Dec. 31, 2020	(4,775,803)	[1]		$ 195	120,747	(4,896,745)	5,000,003	$ 5,000,003	$ 266	$ 307	5,782,977	$ 8,417,293	(783,240)	$ (3,417,597)
Balances (in Shares) at Dec. 31, 2020				1,953,368					2,667,733	3,070,233
Temporary equity, Balances at Dec. 31, 2020	10,073,820	[1]	$ 10,073,820
Temporary equity, Balances (in Shares) at Dec. 31, 2020			2,578,518
Stock-based compensation	192,123				192,123
Issuance of restricted common stock	10			$ 3	7
Issuance of restricted common stock (in shares)				34,268
Net loss	(5,399,861)					(5,399,861)
Balances at Jun. 30, 2021	(9,983,531)			$ 198	312,877	(10,296,606)	(5,858,335)		$ 215		24,785		(5,883,335)
Balances (in Shares) at Jun. 30, 2021				1,987,636					2,155,661
Temporary equity, Balances at Jun. 30, 2021	10,073,820		$ 10,073,820
Temporary equity, Balances (in Shares) at Jun. 30, 2021			2,578,518
Balances at Mar. 31, 2021							(5,367,247)		$ 215		24,785		(5,392,247)
Balances (in Shares) at Mar. 31, 2021									2,155,661
Measurement adjustment on redeemable Common Stock							(3,083)						(3,083)
Net loss							(488,005)						(488,005)
Balances at Jun. 30, 2021	(9,983,531)			$ 198	$ 312,877	$ (10,296,606)	$ (5,858,335)		$ 215		$ 24,785		$ (5,883,335)
Balances (in Shares) at Jun. 30, 2021				1,987,636					2,155,661
Temporary equity, Balances at Jun. 30, 2021	$ 10,073,820		$ 10,073,820
Temporary equity, Balances (in Shares) at Jun. 30, 2021			2,578,518

[1]	The condensed balance sheet at December 31, 2020 has been derived from the audited financial statements at that date.